EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2026
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic earnings per share represents the net income attributable to ordinary shareholders divided by the weighted average number of common shares outstanding during the periods.
Diluted earnings per share represents the net income attributable to ordinary shareholders divided by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.
Unvested restricted shares awards have been included in the diluted weighted-average common shares outstanding using the treasury stock method.
The following table reflects the income and share data used in the basic and diluted earnings per share calculations:

	For the six months ended June 30,
(Expressed in thousands of U.S. Dollars, except share and per share information)	2026	2025

Net Income	$42,525	$61,446
Less: dividends attributable to the common shares under share-based compensation plan	988	797
Net income available to common shareholders	$41,537	$60,649
Weighted average number of shares – basic	41,997,760	44,185,495
Common shares under share-based compensation plan	311,065	332,932
Weighted average number of shares – diluted	42,308,825	44,518,427
Basic earnings per share	$0.99	$1.37
Diluted earnings per share	$0.98	$1.36